Unearned Commissions (Tables)	12 Months Ended
Dec. 31, 2020
Unearned Commissions Explanatory [Abstract]
Schedule of movement in unearned commissions
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
As at 1 January	8,910	8,010	10,354
Commissions received	18,181	14,830	14,473
Commissions earned	(16,053)	(13,930)	(16,817)
As at 31 December	11,038	8,910	8,010